NET INCOME PER SHARE (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A RUB	Dec. 31, 2012 Class A RUB	Dec. 31, 2011 Class A RUB	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B RUB	Dec. 31, 2012 Class B RUB	Dec. 31, 2011 Class B RUB
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	1,346,000	1,346,000	1,139,956	1,128,660
NET INCOME PER SHARE
Net income, allocated for basic	$ 411.7	13,474.0	8,223.0	5,773.0	$ 295.6	9,674.0	4,564.0	1,785.0	$ 116.1	3,800.0	3,659.0	3,988.0
Reallocation of net income as a result of conversion of Class B to Class A shares					116.1	3,800.0	3,659.0	3,988.0
Reallocation of net income to Class B shares									1.1	37.0	22.0	(18.0)
Net income, allocated for diluted					$ 411.7	13,474.0	8,223.0	5,773.0	$ 117.2	3,837.0	3,681.0	3,970.0
Weighted average ordinary shares outstanding-basic	326,657,778	326,657,778	326,210,948	315,541,639	234,522,372	234,522,372	181,039,148	97,579,615	92,135,406	92,135,406	145,171,800	217,962,024
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)					92,135,406	92,135,406	145,171,800	217,962,024
Ordinary Share-Based Awards (in shares)					7,913,434	7,913,434	9,479,648	12,613,448	3,138,966	3,138,966	5,129,207	7,683,679
Weighted average ordinary shares outstanding-diluted	334,571,212	334,571,212	335,690,596	328,155,087	334,571,212	334,571,212	335,690,596	328,155,087	95,274,372	95,274,372	150,301,007	225,645,703
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUR per share)	$ 1.26	41.25	25.21	18.30	$ 1.26	41.25	25.21	18.30	$ 1.26	41.25	25.21	18.30
Diluted (in USD or RUR per share)	$ 1.23	40.27	24.50	17.59	$ 1.23	40.27	24.50	17.59	$ 1.23	40.27	24.50	17.59